Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document and Entity Information
Entity Registrant Name	DISH DBS Corporation
Entity Central Index Key	0001042642
Document Type	S-4
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false